Revenue - Disaggregated Revenues and Cost to Obtain a Contract (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of revenues
Total revenues, gross	$ 242,440	$ 244,210	$ 476,629	$ 482,704	$ 971,620	$ 967,307
Deferred revenues adjustment	(131)	(913)	(295)	(2,380)	(3,152)	(49,673)
Total Revenues, net	242,309	243,297	476,334	480,324	968,468	917,634
Amortization expense					9,995	4,335
Prepaid expenses
Disaggregation of revenues
Prepaid sales commissions					10,407	8,285
Noncurrent assets
Disaggregation of revenues
Prepaid sales commissions					9,493	5,457
Subscription revenues
Disaggregation of revenues
Total revenues, gross	202,747	199,481	395,239	392,106	794,097	785,717
Transaction revenues
Disaggregation of revenues
Total revenues, gross	$ 39,693	$ 44,729	$ 81,390	$ 90,598	$ 177,523	$ 181,590